Post-employment Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions paid by employer under post-employment benefit plans	$ 699	$ 703
Post-employment benefit plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Conversion rate for retirees under post-employment benefit plans	6.20%	6.50%
Expected contributions paid by employer under post-employment benefit plans	$ 700